INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
Disclosure of joint ventures [text block]
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Balance at the beginning of the period	$5,528	$4,967
Share of earnings for the period	77	131
Foreign currency translation and other	(45)	(245)
Share of other comprehensive income	5	7
Distributions	(59)	(167)
Disposition of interest(1)	(336)	—
Change in basis of accounting(2),(3)	(43)	466
Acquisitions(4)	—	369
Ending Balance(5)	$5,127	$5,528
1.In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment in the midstream segment.
2.On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Our 49% retained interest was remeasured using the initial public offering price of $466 million. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
3.On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate JMM effective February 26, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
4.In September 2020, Brookfield Infrastructure, acquired an effective 6% interest in a U.S. LNG export terminal (“Sabine Pass”), Cheniere Energy Partners, L.P. for $369 million. Brookfield maintains a co-controlling interest in a joint venture with Blackstone Infrastructure Partners, which holds an approximate 41% interest in Sabine Pass. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
5.The closing balance includes a shareholder loan of $375 million from our U.S. gas pipeline (2020: $500 million).

Disclosure of operating segments [text block]

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$428	$506	$130	$151	$—	$1,215	$(474)	$1,922	$2,663
Costs attributed to revenues	(177)	(267)	(48)	(67)	—	(559)	235	(1,109)	(1,433)
General and administrative expenses	—	—	—	—	(96)	(96)	—	—	(96)
Adjusted EBITDA	251	239	82	84	(96)	560	(239)	813
Other (expense) income	(18)	—	—	—	30	12	1	(47)	(34)
Interest expense	(43)	(66)	(22)	(24)	(23)	(178)	64	(248)	(362)
FFO	190	173	60	60	(89)	394	(174)	518
Depreciation and amortization expense	(62)	(118)	(36)	(57)	—	(273)	124	(343)	(492)
Deferred taxes	(94)	(9)	5	(4)	(6)	(108)	(14)	(90)	(212)
Mark-to-market on hedging items and other	121	(40)	(28)	(3)	289	339	54	869	1,262
Share of earnings from associates	—	—	—	—	—	—	10	—	10
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(954)	(954)
Net income (loss) attributable to partnership(2)	$155	$6	$1	$(4)	$194	$352	$—	$—	$352

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$329	$340	$130	$104	$—	$903	$(298)	$1,341	$1,946
Costs attributed to revenues	(126)	(166)	(48)	(51)	—	(391)	130	(802)	(1,063)
General and administrative expenses	—	—	—	—	(72)	(72)	—	—	(72)
Adjusted EBITDA	203	174	82	53	(72)	440	(168)	539
Other (expense) income	(8)	7	—	2	40	41	(7)	(38)	(4)
Interest expense	(38)	(54)	(22)	(12)	(22)	(148)	46	(145)	(247)
FFO	157	127	60	43	(54)	333	(129)	356
Depreciation and amortization expense	(63)	(79)	(39)	(41)	—	(222)	92	(245)	(375)
Deferred taxes	(13)	3	(1)	19	(4)	4	(12)	—	(8)
Mark-to-market on hedging items and other	(24)	(37)	(8)	(5)	(102)	(176)	38	(16)	(154)
Share of earnings from associates	—	—	—	—	—	—	11	—	11
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(95)	(95)
Net income (loss) attributable to partnership(2)	$57	$14	$12	$16	$(160)	$(61)	$—	$—	$(61)

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$818	$1,001	$364	$319	$—	$2,502	$(964)	$3,808	$5,346
Costs attributed to revenues	(344)	(529)	(97)	(153)	—	(1,123)	470	(2,126)	(2,779)
General and administrative expenses	—	—	—	—	(191)	(191)	—	—	(191)
Adjusted EBITDA	474	472	267	166	(191)	1,188	(494)	1,682
Other (expense) income	(34)	(4)	(15)	5	49	1	1	(99)	(97)
Interest expense	(84)	(133)	(46)	(51)	(50)	(364)	134	(487)	(717)
FFO	356	335	206	120	(192)	825	(359)	1,096
Depreciation and amortization expense	(129)	(234)	(78)	(112)	—	(553)	252	(660)	(961)
Deferred taxes	(106)	(7)	(5)	—	(18)	(136)	(15)	(101)	(252)
Mark-to-market on hedging items and other	122	(53)	(28)	(10)	375	406	45	842	1,293
Share of earnings from associates	—	—	—	—	—	—	77	—	77
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(1,177)	(1,177)
Net income (loss) attributable to partnership(2)	$243	$41	$95	$(2)	$165	$542	$—	$—	$542

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$684	$716	$278	$213	$—	$1,891	$(627)	$2,878	$4,142
Costs attributed to revenues	(267)	(347)	(96)	(104)	—	(814)	267	(1,755)	(2,302)
General and administrative expenses	—	—	—	—	(133)	(133)	—	—	(133)
Adjusted EBITDA	417	369	182	109	(133)	944	(360)	1,123
Other (expense) income	(18)	4	1	—	59	46	(3)	(65)	(22)
Interest expense	(77)	(107)	(46)	(24)	(45)	(299)	88	(318)	(529)
FFO	322	266	137	85	(119)	691	(275)	740
Depreciation and amortization expense	(130)	(173)	(77)	(89)	—	(469)	203	(509)	(775)
Deferred taxes	(52)	10	(5)	19	(7)	(35)	(2)	(19)	(56)
Mark-to-market on hedging items and other	(44)	(108)	(18)	(23)	64	(129)	15	(88)	(202)
Share of earnings from associates	—	—	—	—	—	—	59	—	59
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(124)	(124)
Net income (loss) attributable to partnership(2)	$96	$(5)	$37	$(8)	$(62)	$58	$—	$—	$58
1.The above table provides each segment’s results in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and joint ventures and reflecting the portion of each line item attributable to non-controlling interests.
2.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment.

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,414	$9,188	$3,245	$3,355	$(1,829)	$20,373	$(4,832)	$36,993	$7,744	$60,278

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,814	$9,155	$3,829	$3,338	$(2,062)	$21,074	$(4,895)	$37,851	$7,301	$61,331
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Utilities	$249	$253
Transport	2,754	2,759
Midstream	1,022	1,372
Data	1,087	1,133
Corporate	15	11
Ending Balance	$5,127	$5,528

Disclosure of associates [text block]
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Financial position:
Total assets	$54,607	$54,673
Total liabilities	(32,536)	(28,216)
Net assets	$22,071	$26,457

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Financial performance:
Total revenue	$3,897	$1,804	$7,862	$3,591
Total net income for the period	324	70	846	219
Brookfield Infrastructure’s share of net income before reclassification	23	11	90	59
Reclassification of previously recognized foreign currency movements	(13)	—	(13)	—
Brookfield Infrastructure’s share of net income	$10	$11	$77	$59